Value Line Core Bond Fund
Schedule of Investments (unaudited)
September 30, 2022

Principal Amount		Value
ASSET-BACKED SECURITIES 0.8%
$ $200,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31(1)	$ 192,324
150,000	Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, 4/15/26	145,816
TOTAL ASSET-BACKED SECURITIES (Cost $380,957)		338,140
COMMERCIAL MORTGAGE-BACKED SECURITIES 5.2%
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	146,166
180,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	167,682
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2, 3.35%, 11/25/26(2)	239,417
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2, 3.43%, 1/25/27(2)	191,278
300,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27(2)	282,436
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	186,531
450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K103, Class A2, 2.65%, 11/25/29	400,761
175,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48(1)(2)	168,250
142,404	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53(2)	125,133
136,622	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	129,142
39,456	Sequoia Mortgage Trust, Series 2004-8, Class A1, (1-month LIBOR + 0.70%), 3.69%, 9/20/34(2)	35,322
50,132	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	49,047
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,453,195)		2,121,165
CORPORATE BONDS & NOTES 35.4%
BASIC MATERIALS 1.6%
	CHEMICALS 0.8%
200,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	199,998
125,000	Nutrien Ltd., Senior Unsecured Notes, 4.20%, 4/1/29	115,627
		315,625
	IRON/STEEL 0.6%
135,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(3)	120,826
165,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	134,508
		255,334
Principal Amount		Value
CORPORATE BONDS & NOTES 35.4% (continued)
BASIC MATERIALS 1.6% (continued)
	MINING 0.2%
$ 120,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(3)	$ 105,188
		676,147
COMMUNICATIONS 3.3%
	INTERNET 0.8%
125,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	101,337
120,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	112,178
125,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31(3)	96,918
		310,433
	MEDIA 1.1%
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	170,678
175,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	165,422
125,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26(3)	120,981
		457,081
	TELECOMMUNICATIONS 1.4%
190,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	140,587
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	184,109
150,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	126,586
175,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	125,259
		576,541
		1,344,055
CONSUMER, CYCLICAL 3.7%
	AUTO MANUFACTURERS 1.0%
175,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30	134,731
170,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	150,224
150,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.00%, 4/9/27	142,248
		427,203
	HOME BUILDERS 1.2%
200,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	199,249
142,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27(3)	137,767
140,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	134,577
		471,593
	LODGING 0.3%
135,000	Marriott International, Inc., Senior Unsecured Notes, 5.00%, 10/15/27	130,436
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 35.4% (continued)
CONSUMER, CYCLICAL 3.7% (continued)
	RETAIL 1.2%
$ 150,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	$ 141,051
175,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(3)	134,835
150,000	Dollar General Corp., Senior Unsecured Notes, 3.50%, 4/3/30(3)	131,514
100,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27	92,901
		500,301
		1,529,533
CONSUMER, NON-CYCLICAL 6.9%
	AGRICULTURE 0.3%
150,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26(3)	137,940
	BEVERAGES 0.9%
125,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31(3)	122,857
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	134,426
125,000	Diageo Capital PLC, Guaranteed Notes, 2.00%, 4/29/30	100,122
		357,405
	BIOTECHNOLOGY 0.6%
150,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27(3)	133,247
150,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	113,480
		246,727
	COMMERCIAL SERVICES 0.6%
150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26(3)	137,717
155,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	124,822
		262,539
	FOOD 0.4%
175,000	Kroger Co., Senior Unsecured Notes, 2.65%, 10/15/26	159,446
	HEALTHCARE PRODUCTS 0.2%
100,000	Baxter International, Inc., Senior Unsecured Notes, 1.73%, 4/1/31	74,046
	HEALTHCARE SERVICES 1.3%
150,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	134,790
150,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	148,168
150,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29(3)	127,455
125,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	111,500
		521,913
	PHARMACEUTICALS 2.6%
150,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	137,481
Principal Amount		Value
CORPORATE BONDS & NOTES 35.4% (continued)
CONSUMER, NON-CYCLICAL 6.9% (continued)
	PHARMACEUTICALS 2.6% (continued)
$ 125,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30(3)	$ 96,431
150,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27(3)	139,653
125,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	95,330
165,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	140,365
160,000	Novartis Capital Corp., Guaranteed Notes, 2.75%, 8/14/50	108,088
140,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	98,885
125,000	Teva Pharmaceutical Finance Netherlands III BV, Guaranteed Notes, 3.15%, 10/1/26	102,563
165,000	Utah Acquisition Sub, Inc., Guaranteed Notes, 3.95%, 6/15/26	150,483
		1,069,279
		2,829,295
ENERGY 4.2%
	OIL & GAS 1.7%
150,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.05%, 7/15/25(3)	136,786
165,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30	157,070
135,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	127,053
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	150,750
125,000	TotalEnergies Capital International SA, Guaranteed Notes, 3.46%, 2/19/29(3)	113,919
		685,578
	OIL & GAS SERVICES 0.3%
150,000	Schlumberger Finance Canada Ltd., Guaranteed Notes, 1.40%, 9/17/25(3)	136,151
	PIPELINES 2.2%
125,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	123,727
150,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33(3)	112,270
125,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	105,953
200,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	187,266
125,000	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.25%, 9/15/46	93,543
125,000	Targa Resources Corp., Guaranteed Notes, 5.20%, 7/1/27	120,321
150,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 4.25%, 5/15/28	138,933
		882,013
		1,703,742
See Supplementary Notes to Financial Statements.

September 30, 2022

Principal Amount		Value
CORPORATE BONDS & NOTES 35.4% (continued)
FINANCIAL 12.4%
	BANKS 5.2%
$ 200,000	Bank of America Corp. MTN, Senior Unsecured Notes, (SOFR + 1.33%), 4.30%, 4/2/26(2)(3)	$ 198,862
100,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	89,142
170,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90%), 3.35%, 4/24/25(2)	163,979
130,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	113,300
150,000	First-Citizens Bank & Trust Co., Senior Unsecured Notes, (SOFR + 3.83%), 3.93%, 6/19/24(2)	147,990
175,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	165,815
175,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3-month LIBOR + 1.38%), 3.96%, 11/15/48(2)	131,073
150,000	KeyCorp, Senior Unsecured Notes, 2.55%, 10/1/29(3)	122,526
175,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	171,287
150,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	150,029
125,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	122,742
125,000	Northern Trust Corp., Senior Unsecured Notes, 1.95%, 5/1/30	98,985
150,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, (SOFR + 0.98%), 2.31%, 4/23/32(2)(3)	117,864
200,000	Wells Fargo & Co., Senior Unsecured Notes, (SOFR + 1.32%), 3.77%, 4/25/26(2)	198,978
175,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29(3)	143,690
		2,136,262
	DIVERSIFIED FINANCIALS 3.0%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26(3)	149,710
175,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	155,121
150,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27	138,448
175,000	American Express Co., Senior Unsecured Notes, (SOFR + 0.72%), 3.31%, 5/3/24(2)	174,418
175,000	Charles Schwab Corp., Senior Unsecured Notes, (SOFR + 1.05%), 3.86%, 3/3/27(2)	173,714
165,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	160,915
100,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	98,261
190,000	Synchrony Financial, Senior Unsecured Notes, 4.25%, 8/15/24	185,309
		1,235,896
Principal Amount		Value
CORPORATE BONDS & NOTES 35.4% (continued)
FINANCIAL 12.4% (continued)
	INSURANCE 1.5%
$ 150,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	$ 134,943
135,000	Allstate Corp., Senior Unsecured Notes, 1.45%, 12/15/30	101,918
200,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	196,242
175,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48(2)(3)	163,406
		596,509
	REITS 2.7%
125,000	AvalonBay Communities, Inc., Senior Unsecured Notes, 2.45%, 1/15/31	101,923
150,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28	135,793
125,000	Digital Realty Trust LP, Guaranteed Notes, 3.60%, 7/1/29(3)	109,532
100,000	Duke Realty LP, Senior Unsecured Notes, 4.00%, 9/15/28(3)	92,535
150,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31(3)	115,508
150,000	Kimco Realty Corp., Senior Unsecured Notes, 2.25%, 12/1/31(3)	112,470
150,000	Life Storage LP, Guaranteed Notes, 2.20%, 10/15/30	113,978
125,000	Prologis LP, Senior Unsecured Notes, 2.25%, 4/15/30	102,061
155,000	Sabra Health Care LP, Guaranteed Notes, 3.90%, 10/15/29	126,433
125,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28(3)	116,251
		1,126,484
		5,095,151
INDUSTRIAL 1.8%
	BUILDING MATERIALS 0.6%
160,000	Masco Corp., Senior Unsecured Notes, 2.00%, 10/1/30	120,427
150,000	Vulcan Materials Co., Senior Unsecured Notes, 3.50%, 6/1/30	128,254
		248,681
	ELECTRONICS 0.7%
160,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31(3)	123,906
150,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	146,553
		270,459
	MACHINERY - DIVERSIFIED 0.2%
125,000	John Deere Capital Corp., Senior Unsecured Notes, 2.45%, 1/9/30	105,468
	TRANSPORTATION 0.3%
175,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	123,005
		747,613
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 35.4% (continued)
TECHNOLOGY 1.2%
	COMPUTERS 0.3%
$ 135,000	Dell International LLC / EMC Corp., Senior Unsecured Notes, 4.90%, 10/1/26	$ 130,100
	SEMICONDUCTORS 0.2%
140,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	99,007
	SOFTWARE 0.7%
150,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	124,844
150,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26	148,934
		273,778
		502,885
UTILITIES 0.3%
	ELECTRIC 0.3%
150,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	135,585
TOTAL CORPORATE BONDS & NOTES (Cost $16,867,605)		14,564,006
FOREIGN GOVERNMENT OBLIGATIONS 0.4%
150,000	European Bank for Reconstruction & Development, Senior Unsecured Notes, 2.75%, 3/7/23	149,232
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $149,963)		149,232
LONG-TERM MUNICIPAL SECURITIES 2.4%
	CALIFORNIA 0.4%
200,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	151,327
	CONNECTICUT 0.2%
125,000	Hartford County Metropolitan District Clean Water Project Revenue, Series B, 2.17%, 4/1/34	93,850
	DISTRICT OF COLUMBIA 0.5%
200,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, Series F, 4.91%, 12/1/23	201,484
	OREGON 0.3%
145,000	State of Oregon, Series C, GO, 2.38%, 5/1/36	108,092
	TEXAS 1.0%
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	435,740
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,181,192)		990,493
U.S. GOVERNMENT AGENCY OBLIGATIONS 1.1%
250,000	FNMA, 2.63%, 9/6/24	242,929
240,000	FNMA, 1.88%, 9/24/26(3)	219,432
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $483,516)		462,361
RESIDENTIAL MORTGAGE-BACKED SECURITIES 24.6%
1,065,000	Fannie Mae, 4.00%, 10/1/52	988,453
1,250,000	Fannie Mae, 4.50%, 10/1/52	1,191,016
Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 24.6% (continued)
$2,100,000	Fannie Mae, 5.50%, 10/1/52	$ 2,089,188
21,676	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	21,195
94,059	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	89,852
37,385	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	34,519
13,299	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	12,900
19,085	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	17,563
19,686	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	18,677
40,111	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	36,887
135,481	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	121,616
161,577	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	153,708
67,173	FHLMC Gold Pool #Q57991, 4.00%, 8/1/48	63,544
206,526	FHLMC Pool #QB2958, 3.00%, 9/1/50	181,178
198,021	FHLMC Pool #QB5314, 2.50%, 11/1/50	167,765
243,963	FHLMC Pool #QB8153, 2.50%, 1/1/51	206,617
145,852	FHLMC Pool #SD8023, 2.50%, 11/1/49	123,564
164,853	FHLMC Pool #SD8163, 3.50%, 8/1/51	148,944
457,019	FHLMC Pool #SD8173, 2.50%, 10/1/51	386,016
53,232	FNMA Pool #AB2346, 4.50%, 2/1/41	52,169
38,162	FNMA Pool #AB5231, 2.50%, 5/1/27	36,670
36,951	FNMA Pool #AB5716, 3.00%, 7/1/27	35,796
50,779	FNMA Pool #AI4285, 5.00%, 6/1/41	51,165
221,518	FNMA Pool #AR6394, 3.00%, 2/1/43	198,912
64,596	FNMA Pool #AS5892, 3.50%, 10/1/45	59,364
21,249	FNMA Pool #AS6102, 3.50%, 11/1/45	19,527
38,571	FNMA Pool #AS6205, 3.50%, 11/1/45	35,446
29,565	FNMA Pool #AS6385, 4.00%, 12/1/45	28,060
70,218	FNMA Pool #AS9562, 3.00%, 5/1/47	62,314
80,517	FNMA Pool #AU4279, 3.00%, 9/1/43	72,078
65,283	FNMA Pool #AV0703, 4.00%, 12/1/43	61,764
30,552	FNMA Pool #AW7362, 2.50%, 8/1/29	28,386
77,242	FNMA Pool #AX0416, 4.00%, 8/1/44	72,776
44,940	FNMA Pool #AY1670, 3.50%, 2/1/45	41,298
28,207	FNMA Pool #AY4195, 4.00%, 5/1/45	26,705
37,169	FNMA Pool #BA3885, 3.50%, 11/1/45	34,128
151,313	FNMA Pool #CA2320, 3.50%, 9/1/48	138,384
70,252	FNMA Pool #CA5540, 3.00%, 4/1/50	61,774
735,167	FNMA Pool #CB0856, 3.00%, 6/1/51	644,223
1,200,840	FNMA Pool #FM9834, 3.50%, 6/1/49	1,093,062
66,042	FNMA Pool #MA0641, 4.00%, 2/1/31	63,030
82,162	FNMA Pool #MA4012, 2.00%, 5/1/35	72,756
478,977	FNMA Pool #MA4548, 2.50%, 2/1/52	404,194
18,247	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	17,320
9,581	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	9,495
1,424,945	GNMA, Series 2021-98, Class 2021-IG, IO, 3.00%, 6/20/51	216,724
38,027	GNMA II Pool #5332, 4.00%, 3/20/42	36,560
141,980	GNMA II Pool #MA3937, 3.50%, 9/20/46	131,215
129,138	GNMA II Pool #MA7054, 3.50%, 12/20/50	118,547
135,524	GNMA II Pool #MA7651, 3.50%, 10/20/51	123,887
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $11,123,020)		10,100,931
See Supplementary Notes to Financial Statements.

September 30, 2022

Principal Amount		Value
U.S. TREASURY OBLIGATIONS 24.8%
$ 120,000	U.S. Treasury Bonds, 5.38%, 2/15/31	$ 132,623
425,000	U.S. Treasury Bonds, 4.38%, 2/15/38	452,094
650,000	U.S. Treasury Bonds, 3.50%, 2/15/39	618,592
350,000	U.S. Treasury Bonds, 1.13%, 5/15/40	218,750
380,000	U.S. Treasury Bonds, 2.88%, 5/15/43	313,396
964,000	U.S. Treasury Bonds, 3.00%, 2/15/48	812,434
2,056,000	U.S. Treasury Bonds, 2.25%, 8/15/49	1,504,896
150,000	U.S. Treasury Bonds, 2.88%, 5/15/52	125,813
110,543	U.S. Treasury Inflation Indexed Note, 0.13%, 7/15/31	96,227
500,000	U.S. Treasury Notes, 0.13%, 7/15/23	484,355
550,000	U.S. Treasury Notes, 0.13%, 8/31/23	529,676
340,000	U.S. Treasury Notes, 0.25%, 11/15/23	324,992
1,085,000	U.S. Treasury Notes, 2.25%, 11/15/24	1,041,134
200,000	U.S. Treasury Notes, 3.00%, 9/30/25	193,063
620,000	U.S. Treasury Notes, 1.50%, 8/15/26	560,930
350,000	U.S. Treasury Notes, 1.13%, 2/28/27	308,328
100,000	U.S. Treasury Notes, 0.63%, 11/30/27	84,125
790,000	U.S. Treasury Notes, 2.75%, 2/15/28	740,224
175,000	U.S. Treasury Notes, 1.25%, 6/30/28	150,056
500,000	U.S. Treasury Notes, 1.63%, 8/15/29	431,328
675,000	U.S. Treasury Notes, 1.50%, 2/15/30	573,038
625,000	U.S. Treasury Notes, 1.13%, 2/15/31	505,981
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,002,968)		10,202,055

Shares		Value
SHORT-TERM INVESTMENTS 20.1%
	MONEY MARKET FUNDS 20.1%
6,610,478	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94%(4)	6,610,478
1,641,347	State Street Navigator Securities Lending Government Money Market Portfolio(5)	1,641,347
		8,251,825
TOTAL SHORT-TERM INVESTMENTS (Cost $8,251,825)		8,251,825
TOTAL INVESTMENTS IN SECURITIES 114.8% (Cost $52,894,241)		$47,180,208
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (14.8)%		(6,082,485)
NET ASSETS(6) 100.0%		$41,097,723

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)
Floating or variable rate security. The rate disclosed is
the rate in effect as of September 30, 2022. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(3)	A portion or all of the security was held on loan. As of September 30, 2022, the market value of the securities on loan was $2,535,135.
(4)	Rate reflects 7 day yield as of September 30, 2022.
(5)
Securities with an aggregate market value of $2,535,135
were out on loan in exchange for $1,641,347 of cash
collateral as of September 30, 2022. The collateral was
invested in a cash collateral reinvestment vehicle.

(6)
For federal income tax purposes, the aggregate cost was
$52,894,241, aggregate gross unrealized appreciation
was $13,470, aggregate gross unrealized depreciation
was $5,727,503 and the net unrealized depreciation was
$5,714,033.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices are in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in the markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2022:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$338,140	$—	$338,140
Commercial Mortgage-Backed Securities	—	2,121,165	—	2,121,165
Corporate Bonds & Notes*	—	14,564,006	—	14,564,006
Foreign Government Obligations	—	149,232	—	149,232
Long-Term Municipal Securities*	—	990,493	—	990,493
U.S. Government Agency Obligations	—	462,361	—	462,361
Residential Mortgage-Backed Securities	—	10,100,931	—	10,100,931
U.S. Treasury Obligations	—	10,202,055	—	10,202,055
Short-Term Investments	8,251,825	—	—	8,251,825
Total Investments in Securities	$8,251,825	$38,928,383	$—	$47,180,208

*	See Schedule of Investments for further breakdown by category.
An investments asset or liability level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2022, there were no Level 3 investments.